Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies
Changes in Accounting Principles

Changes in Accounting Principles:

Leases

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 applies to both types of leases – capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components are governed by ASC 842 while revenue related to non-lease components are subject to ASC 606. In March 2018, the FASB tentatively approved a proposed amendment to ASU 842, that provide entities the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to retained earnings on the effective date of the ASU. In addition, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. As adopted by the Accounting Standards Update No. 2018-11 in July 2018, this practical expedient allows lessors to elect and account for the combined component based on its predominant characteristic. ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases. In July 2018, the FASB issued Accounting Standards Update No. 2018-10, “Codification Improvements to Topic 842, Leases” and in December 2018 the Accounting Standards Update No. 2018-20 “Narrow-scope improvements for lessors”, which further improve and clarify ASU 2016-02.

The Company adopted this standard on January 1, 2019 using the modified retrospective method. The Company derives its revenue from the time charters and bareboat charters of its vessels that are classified as operating leases. These charters involve placing the vessels at charterers use for a period of time in return for daily hire rates, which include lease component related to the right of use of the vessels and non-lease components primarily related to the operating expenses of the vessels paid by the Company. The revenue earned based on these charters is not negotiated in separate components. The Company elected the practical expedient to use the effective date of adoption as the date of initial application. Furthermore the Company elected practical expedients, which allow entities not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases (iii) reassess initial direct costs for any existing leases and (iv) which allows to treat the lease and non-lease components as a single lease component provided the criteria are met. The adoption of this standard did not have a material effect on the condensed consolidated financial statements since the Company is primarily a lessor and the accounting for lessors is largely unchanged under this standard.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. In December 2018, the FASB issued Accounting Standards Update No. 2018-19 "Codification improvements to Topic 326", which clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The ASU 2016-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements.